Condensed Balance Sheets - USD ($)		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 49,060,421	$ 48,516,765
Short-term investments			300,000
Restricted cash		42,421	5,428,790
Accounts receivable, net		2,640,862	2,450,871
Prepayments to remittance agents			137,854
Escrow money receivable			5,014,829
Prepayments, receivables and other assets		26,957,511	34,225,239
Total current assets		82,532,410	103,361,724
Non-current assets:
Investment in an equity security			100,000
Equipment, net		955,975	1,016,490
Right-of-use asset		29,725	154,234
Intangible assets, net		3,771,256	9,191,713
Goodwill		26,999,726	27,001,383
Deferred tax assets		675,420	664,888
Total non-current assets		32,432,102	38,128,708
Total assets		114,964,512	141,490,432
Current liabilities:
Borrowings		20,137,666	17,804,093
Receivable factoring		624,227	423,483
Escrow money payable			360,207
Client money payable			4,645,290
Accounts payable, accruals and other payables		35,657,510	53,988,231
Convertible bonds		1,750,000	10,000,000
Lease liabilities		25,272	152,325
Total current liabilities		136,664,051	173,862,148
Non-current liabilities:
Borrowings			2,506,974
Deferred tax liabilities		969,460	1,246,760
Employee benefit obligation		59,849	59,849
Lease liabilities		6,098
Total non-current liabilities		1,035,407	3,813,583
Total liabilities		137,699,458	177,675,731
Commitments and contingencies (Note 22)
Mezzanine equity			2,957,948
Shareholders’ deficit:
Common stock, value	[1]	4,653	3,398
Additional paid-in capital	[1]	57,056,967	29,227,005
Accumulated deficit		(103,857,748)	(92,075,379)
Accumulated other comprehensive income		(158,585)	88,366
Total shareholders’ deficit attributable to Seamless Group Inc.		(46,954,713)	(62,756,610)
Non-controlling interests		24,219,767	23,613,363
Total deficit		(22,734,946)	(39,143,247)	$ (24,735,379)
Total liabilities and shareholders’ deficit		114,964,512	141,490,432
Related Party [Member]
Current assets:
Amounts due from related parties		3,831,195	7,287,376
Current liabilities:
Amounts due to related parties		$ 78,469,376	86,488,519
InFint Acquisition Corporation [Member]
Current assets:
Cash and cash equivalents			43,509	271,467
Prepayments, receivables and other assets				94,553
Total current assets			43,509	366,020
Non-current assets:
Cash and marketable securities held in Trust Account			83,523,112	208,932,880
Total assets			83,566,621	209,298,900
Current liabilities:
Working capital loan- related party			325,000
Total current liabilities			4,559,556	2,854,360
Non-current liabilities:
Deferred underwriter fee payable			5,999,964	5,999,964
Total liabilities			10,559,520	8,854,324
Commitments and contingencies (Note 22)
Mezzanine equity			83,523,112	208,932,880
Shareholders’ deficit:
Preferred shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital
Accumulated deficit			(10,516,594)	(8,488,887)
Total shareholders’ deficit attributable to Seamless Group Inc.			(10,516,011)	(8,488,304)
Total deficit			(10,516,011)	(8,488,304)
Total liabilities and shareholders’ deficit			83,566,621	209,298,900
InFint Acquisition Corporation [Member] | Common Class A [Member]
Shareholders’ deficit:
Common stock, value
InFint Acquisition Corporation [Member] | Common Class B [Member]
Shareholders’ deficit:
Common stock, value			583	583
InFint Acquisition Corporation [Member] | Related Party [Member]
Current liabilities:
Accrued expenses - related party			256,407	66,587
InFint Acquisition Corporation [Member] | Nonrelated Party [Member]
Current liabilities:
Accrued expenses - related party			3,978,149	2,787,773
Seamless Group Inc [Member]
Current assets:
Cash and cash equivalents			48,516,765	62,798,729	[2]
Short-term investments			300,000	2,000,000	[2]
Restricted cash			5,428,790	6,756,989	[2]
Accounts receivable, net			2,450,871	3,067,697	[2]
Prepayments to remittance agents			137,854	92,485	[2]
Escrow money receivable			5,014,829	4,443,985	[2]
Prepayments, receivables and other assets			34,225,239	37,563,550	[2]
Total current assets			103,361,724	121,206,663	[2]
Non-current assets:
Investment in an equity security			100,000	100,000	[2]
Equipment, net			1,016,490	1,321,621	[2]
Right-of-use asset			154,234	342,432	[2]
Intangible assets, net			9,191,713	9,849,778	[2]
Goodwill			27,001,383	27,001,383	[2]
Deferred tax assets			664,888	768,617	[2]
Total non-current assets			38,128,708	39,383,831	[2]
Total assets			141,490,432	160,590,494	[2]
Current liabilities:
Borrowings			17,804,093	13,404,390	[2]
Receivable factoring			423,483	677,640	[2]
Escrow money payable			360,207	250,013	[2]
Client money payable			4,645,290	6,250,070	[2]
Accounts payable, accruals and other payables			53,988,231	58,946,385	[2]
Convertible bonds			10,000,000	9,192,140	[2]
Lease liabilities			152,325	174,061	[2]
Total current liabilities			173,862,148	172,652,016	[2]
Non-current liabilities:
Borrowings			2,506,974	7,879,279	[2]
Deferred tax liabilities			1,246,760	1,616,343	[2]
Employee benefit obligation			59,849	61,392	[2]
Other payables				158,895	[2]
Lease liabilities			152,325
Total non-current liabilities			3,813,583	9,715,909	[2]
Total liabilities			177,675,731	182,367,925	[2]
Commitments and contingencies (Note 22)
Mezzanine equity			2,957,948	2,957,948	[2]
Shareholders’ deficit:
Common stock, value			58,030	58,030	[2]
Additional paid-in capital			29,172,373	29,172,373	[2]
Accumulated deficit			(92,075,379)	(76,768,829)	[2]
Accumulated other comprehensive income			88,366	61,298	[2]
Total shareholders’ deficit attributable to Seamless Group Inc.			(62,756,610)	(47,477,128)	[2]
Non-controlling interests			23,613,363	22,741,749	[2]
Total deficit			(39,143,247)	(24,735,379)	[2]
Total liabilities and shareholders’ deficit			141,490,432	160,590,494	[2]
Seamless Group Inc [Member] | Related Party [Member]
Current assets:
Amounts due from related parties			7,287,376	4,483,228	[2]
Current liabilities:
Amounts due to related parties			$ 86,488,519	$ 83,757,317	[2]

[1]	Retrospectively restated to reflect Reverse Recapitalization - see Note 2.
[2]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 - Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.